Retirement And Pension Plans (Schedule Of Changes In Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	¥ 161,505	¥ 138,986
Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	138,986	130,437
Actual return on plan assets	17,474	1,933
Employer contributions	13,560	13,741
Addition from acquisition	53	2,672
Foreign currency exchange rate changes	758	(256)
Fair value of plan assets at end of year	161,505	138,986
Plan Assets Lump-Sum Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(4,754)	(5,048)
Plan Assets Annuity Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	¥ (4,572)	¥ (4,493)